Cover	Dec. 04, 2025
Cover [Abstract]
Entity Registrant Name	GLOBAL ASSET MANAGEMENT GROUP, INC.
Entity Central Index Key	0000055234
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 04, 2025
Entity File Number	0-08962
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	84-1641415
Entity Address Address Line 1	51 Monroe Street
Entity Address Address Line 2	Suite 1505
Entity Address City Or Town	Rockville
Entity Address State Or Province	MD
Entity Address Postal Zip Code	20852
City Area Code	240
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	398-8319